CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)		Total shareholder's equity	Ordinary shares		Preferred shares	Additional paid-in capital [1]	Statutory reserve	Retained earnings / (Accumulated deficit)	Accumulated other comprehensive (loss)/gain	Non-controlling interests	Total
Balance at beginning at Dec. 31, 2021		$ 14,868,159	$ 2,556	[1]		$ 18,847,327	$ 3,020,971	$ (7,233,166)	$ 230,471
Balance at beginning at Dec. 31, 2021										$ (358,465)	$ 14,509,694
Balance at beginning (in shares) at Dec. 31, 2021	[1]		25,555,096
Increase (Decrease) in Stockholders' Equity
Net income for the year		12,568,750						12,568,750		206,221	12,774,971
Appropriation of statutory reserve							1,374,348	(1,374,348)			1,400,000
Repurchase of non-controlling interests		3,350				3,350				(3,350)
Foreign currency translation adjustments		(1,506,905)							(1,506,905)		(1,506,905)
Balance at ending at Dec. 31, 2022		25,933,354	$ 2,556	[1]		18,850,677	4,395,319	3,961,236	(1,276,434)
Balance at ending at Dec. 31, 2022										(155,594)	25,777,760
Balance at ending (in shares) at Dec. 31, 2022	[1]		25,555,096
Increase (Decrease) in Stockholders' Equity
Net income for the year		10,545,978						10,545,978		112,205	10,658,183
Appropriation of statutory reserve							113,047	(113,047)			100,000
Foreign currency translation adjustments		(728,688)							(728,688)		(728,688)
Balance at ending at Dec. 31, 2023		35,750,644	$ 2,556	[1]		18,850,677	4,508,366	14,394,167	(2,005,122)		35,750,644
Balance at ending at Dec. 31, 2023										(43,389)	35,707,255
Balance at ending (in shares) at Dec. 31, 2023	[1]		25,555,096
Increase (Decrease) in Stockholders' Equity
PIPE financing		2,900,000			$ 29	2,899,971					2,900,000
PIPE financing (in shares)					290,000
Capitalization of PIPE financing costs		(2,900,000)				(2,900,000)					(2,900,000)
Reverse Recapitalization transaction		(7,408,936)				(7,408,936)					(7,408,936)
Net income for the year		12,453,369						12,453,369		144,729	12,598,098
Appropriation of statutory reserve							82,785	(82,785)			80,000.00
Foreign currency translation adjustments		(1,135,939)							(1,135,939)		(1,135,939)
Balance at ending at Dec. 31, 2024		$ 39,659,138	$ 2,556	[1]	$ 29	$ 11,441,712	$ 4,591,151	$ 26,764,751	$ (3,141,061)		39,659,138
Balance at ending at Dec. 31, 2024										$ 101,340	$ 39,760,478
Balance at ending (in shares) at Dec. 31, 2024			25,555,096	[1]	290,000

[1]	Shares related information and additional paid-in capital for all periods retrospectively reflect the adjustments for Reverse Recapitalization (Note 3).